Hartford Life Insurance Company Separate Account VL I:

333-50280                                                                                            Stag Accumulator Variable Universal Life (Series I and I.5)

333-94617                                                                                            Stag Protector Variable Universal Life (Series I and I.5)

333-109529                                                                                      Stag Accumulator II VUL

333-109530                                                                                      Stag Protector II VUL

033-53692                                                                                            Stag Variable Life

333-07465                                                                                            Stag Variable Life Artisan

333-110550                                                                                      Hartford Quantum Life

Hartford Life and Annuity Insurance Company Separate Account VL I:

333-82866                                                                                            Stag Wall Street Variable Universal Life (Series I and II)

333-93319                                                                                            Stag Accumulator Variable Universal Life (Series I and I.5)

333-83057                                                                                            Stag Protector Variable Universal Life (Series I and I.5)

333-07471                                                                                            Stag Accumulator II VUL / Stag Variable Life Artisan

333-88787                                                                                            Stag Protector II VUL

033-61267                                                                                            Stag Variable Life

333-110548                                                                                      Hartford Quantum Life

Hartford Life Insurance Company Separate Account VL II:

333-88261                                                                                            Stag Variable Life Last Survivor II (Series I and II)

033-89990                                                                                            Stag Variable Life Last Survivor

333-131135                                                                                      Hartford Variable Universal Life Last Survivor

333-131135                                                                                      Hartford VUL Joint Legacy

333-148814                                                                                      Hartford Leaders VUL Liberty

333-148817                                                                                      Hartford Leaders VUL Legacy

Hartford Life and Annuity Insurance Company Separate Account VL II:

333-67373                                                                                            Stag Variable Life Last Survivor II (Series I and II)

033-89988                                                                                            Stag Variable Life Last Survivor

333-131133                                                                                      Hartford Variable Universal Life Last Survivor

333-131133                                                                                      Hartford VUL Joint Legacy

333-148816                                                                                      Hartford Leaders VUL Liberty

333-148815                                                                                      Hartford Leaders VUL Legacy

Supplement Dated October 6, 2008 to the Prospectus Dated May 1, 2008

Supplement to your Prospectus

Hartford Money Market HLS Fund:

Effective January 1, 2009, the following changes are made to your prospectus:

Under the table entitled, “Investment Management Fees and Other Expenses,” the expense information for the Hartford Money Market HLS Fund is deleted and replaced with the following:

Underlying Fund:	Management Fee	Distribution and/or Service(12b-1) Fees *	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Hartford Money Market HLS Fund - Class IA	0.400%	N/A	0.030%	N/A	0.430%	N/A	0.430%

This supplement should be retained with the prospectus for future reference.

HV-7856